Interest expense and finance costs (Tables)	9 Months Ended
Sep. 30, 2017
Interest Expense And Finance Costs [Abstract]
Interest And Finance Costs
	Nine months ended
	Sept 30, 2017	Sept 30, 2016
Interest incurred	13,605,807	10,222,259
Amortization of deferred financing charges	2,423,720	2,072,562
	16,029,527	12,294,821